License Agreement with Related Party (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization	$ (4,163,000)		$ (4,141,000)
Amortization expense	$ 22,000	$ 349,000
Licensing Agreements | Magnolia Optical Technologies
Finite-Lived Intangible Assets [Line Items]
Term of license agreement			10 years
Amortization of license fee			$ 356,500
Term of license agreement			120 months
Accumulated amortization			$ 273,317	$ 237,667
Amortization expense			$ 35,650	$ 35,650